Interest Rate Swap Agreements (Details) - USD ($)				9 Months Ended		12 Months Ended
	Aug. 24, 2015	Feb. 05, 2015	Dec. 24, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Recognized realized loss on termination						$ 213,181
Unrealized gain (loss)				$ (2,023,572)	$ (6,393)	(643,481)	$ 1,493,041	$ (1,226,864)
Increase of 50 Basis Points | Agreement effective date December 24, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative				(313,735)
Increase of 50 Basis Points | Agreement effective date April 13, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative				134,725
Increase of 50 Basis Points | Agreement Effective Date October 1, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative				997,634
Decrease of 50 Basis Points | Agreement effective date December 24, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative				(2,485,124)
Decrease of 50 Basis Points | Agreement effective date April 13, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative				(717,860)
Decrease of 50 Basis Points | Agreement Effective Date October 1, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative				(2,310,667)
Increase of 100 Basis Points | Agreement effective date December 24, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative				757,714
Increase of 100 Basis Points | Agreement effective date April 13, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative				555,361
Increase of 100 Basis Points | Agreement Effective Date October 1, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative				2,569,936
Decrease of 100 Basis Points | Agreement effective date December 24, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative				(3,439,361)
Decrease of 100 Basis Points | Agreement effective date April 13, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative				(1,098,235)
Decrease of 100 Basis Points | Agreement Effective Date October 1, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sensitivity analysis, increase (decrease) in fair value of interest rate derivative				(3,930,503)
Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Recognized realized loss on termination						213,181
Interest Rate Swap Agreement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value net asset (liability)				(2,400,877)		(377,304)	266,177
Unrealized gain (loss)				(2,023,572)	$ (6,393)	(643,481)	1,493,041	$ (1,226,864)
Interest Rate Swap Agreement | Agreement effective date August 29, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value				$ 25,631,841
Fixed rate				3.91%
Fair value net asset (liability)							(193,101)
Interest Rate Swap Agreement | Agreement effective date August 1, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value				$ 44,410,270
Fixed rate				4.16%
Fair value net asset (liability)							381,621
Interest Rate Swap Agreement | Agreement effective date November 1, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value				$ 20,469,463
Fixed rate				4.28%
Fair value net asset (liability)							73,940
Interest Rate Swap Agreement | Agreement effective date December 24, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value				$ 70,000,000
Fixed rate				4.02%
Fair value net asset (liability)				$ (1,353,127)		(289,808)
Interest Rate Swap Agreement | Agreement effective date April 13, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value				$ 25,000,000
Fixed rate				3.79%
Fair value net asset (liability)				$ (280,598)
Interest Rate Swap Agreement | Agreement Effective Date October 1, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value				$ 50,000,000
Fixed rate				4.24%
Fair value net asset (liability)				$ (584,992)
Interest Rate Swap Agreement | Agreement effective date February 4, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value				$ 12,500,000
Fixed rate				3.74%
Fair value net asset (liability)						(19,091)
Interest Rate Swap Agreement | Agreement Effective Date November 5, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value				$ 13,240,301
Fixed rate				3.99%
Period				5 years
Fair value net asset (liability)				$ (99,899)		(13,033)	$ 3,717
Interest Rate Swap Agreement | Agreement Effective Date October 23, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value				$ 17,489,457
Fixed rate				4.11%
Period				2 years
Fair value net asset (liability)				$ (82,261)		$ (55,372)
Interest Rate Swap Agreement | Agreement Effective Date October 23, 2014 | Fund C
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivative financial instruments				64,920
Interest Rate Swap Agreement | Agreement Effective Date October 23, 2014 | Fund F
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivative financial instruments				$ 66,627
Level 2 inputs | Interest Rate Swap Agreement | Agreement effective date December 24, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value	$ 50,000,000	$ 25,000,000	$ 70,000,000
Fixed rate	4.24%	3.79%	4.02%
Period	7 years	4 years	4 years